Long-Term Prepaid Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-Term Prepaid Expenses [Abstract]
Long-term prepaid rental expenses	$ 377,794	$ 379,531
Less: Accumulated amortization	(20,464)	(1,581)
Prepaid expense, total	$ 357,330	$ 377,950